Revenue and Other Income - Schedule of Analysis of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from contracts with customers
Revenue from contracts with customers	$ 79,510,746	$ 80,671,081	$ 68,132,256
Internet Leads Generation and Marketing Service Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	71,188,725	75,794,855	64,930,368
Insurance Commission Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	5,206,123	3,362,745	1,665,997
Marketing Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	2,109,372	1,026,223	1,079,027
Events Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	$ 1,006,526	$ 487,258	$ 456,864